Derivative instruments and hedging activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 79,500
Fair value	(766)	$ (336)
Notional amount	123,587	174,237
Not designated as hedging instruments [Member] | Other current assets [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	100	63
Notional amount of derivative asset	48,847	11,001
Not designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(534)	(388)
Notional amount of derivative liability	30,605	92,929
Designated as hedging instruments [Member] | Other current assets [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	220	315
Notional amount of derivative asset	25,635	25,045
Designated as hedging instruments [Member] | Accrued expenses and other current liabilities [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(552)	(326)
Notional amount of derivative liability	$ 18,500	$ 45,262